CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Prepaid expenses	$ 391,174	$ 40,847	$ 4,834
Additional paid-in capital	88,993,884	85,853,388	78,132,202
Accumulated deficit	(91,069,111)	(86,158,902)	(80,785,887)
Total Singlepoint Inc. stockholders' equity (deficit)	(2,060,622)	(294,000)	(2,644,377)
Non-controlling interest	360,831	(944,731)	(553,799)
Inventory	1,746,242	70,250	63,456
Total Stockholders' Equity (Deficit)	(1,699,791)	(1,238,731)	(3,198,176)
Total Liabilities and Stockholders' Equity (Deficit)	20,593,098	2,368,257	2,915,680
Contract Assets	251,611	0
Note receivable from related party	63,456	63,456	0
Current portion of deferred compensation, net of discount	60,373	60,373	0
Cash	2,390,474	191,485	198,473
Total Current Assets	6,951,794	517,174	270,131
NON-CURRENT ASSETS:
Property, net	258,426	54,105	79,167
Right of use asset	1,344,464	0
Intangible assets, net	3,520,691	34,485	49,005
Goodwill	8,487,536	1,702,119	1,893,740
Investment, at fair value		0	623,637
Deferred compensation, net of current portion	30,187	60,374	0
Total Assets	20,593,098	2,368,257	2,915,680
CURRENT LIABILITIES:
Accounts payable	4,368,172	231,816
Accounts receivable, net	2,048,464	90,763	3,368
Accrued expenses, including accrued officer salaries	1,830,245	512,214	1,661,208
Current portion of convertible notes payable, net of debt discount	5,720,165	10,500
Unearned revenue	4,365,822	0
Lease liability, current portion	257,972	42,164	51,365
Advances from related party	467,124	415,068	1,151,946
Accrued preferred share dividends	161,136	0
Current Portion of notes payable, net of debt discount	1,684,615	1,020,350	372,232
Total Current Liabilities	18,855,251	2,232,112	5,916,339
LONG-TERM LIABILITIES:
Convertible notes payable, net of current portion	1,092,904	10,500	2,434,226
Lease liability, net of current portion	1,125,435	5,353	47,517
Advances from related party, net of current portion	498,934	602,363	0
Accounts payable, including related party		231,816	245,362
Long-term notes payable, net of debt discount	720,365	767,160	150,000
Total Liabilities	22,292,889	3,606,988	6,113,856
Common stock, par value $0.0001; 5,000,000,000 shares authorized; 89,940,121 and 58,785,924 shares issued and outstanding as of June 30, 2022, and December 31, 2021, respectively	8,994	5,879	3,308
Convertible notes payables, net of current portion		0	0
STOCKHOLDERS' EQUITY (DEFICIT)
Undesignated preferred stock, par value $0.0001; 39,995,000 and 39,998,500 shares authorized as of December 31, 2021, and December 31, 2020, respectively		0	0
Class B convertible preferred stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, value	0	0	0
Class A Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, value	5,611	5,635	6,000
Class D convertible preferred stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, value	0	0	0
Class C Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, value	0	0	$ 0
Class E Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, value	$ 0	$ 0